CMA(R) Tax-Exempt Fund
                         CMA(R) Multi-State Municipal Series Trust
                           CMA(R) Arizona Municipal Money Fund
                           CMA(R) California Municipal Money Fund
                           CMA(R) Connecticut Municipal Money Fund
                           CMA(R) Massachusetts Municipal Money Fund
                           CMA(R) Michigan Municipal Money Fund
                           CMA(R) New Jersey Municipal Money Fund
                           CMA(R) New York Municipal Money Fund
                           CMA(R) North Carolina Municipal Money Fund
                           CMA(R) Ohio Municipal Money Fund
                           CMA(R) Pennsylvania Municipal Money Fund

                   Supplement dated January 14, 2002 to the
            Statement of Additional Information dated July 20, 2001


         The section captioned "Purchase of Shares by Non-CMA
Subscribers-Payment to the Transfer Agent" on page 25 is amended to add the following language:


                           The Trustees of each Fund have approved an
                  amendment to each Fund's Distribution Plan, which will take effect on January 1, 2002. The amendment will not increase the amount of fees currently paid by the Fund under the Distribution Plan. Under the amended Distribution Plan (the "Amended Distribution Plan"), the Fund will pay Merrill Lynch a fee for providing, or arranging for the provision of, account maintenance and sales and promotional activities and services with respect to shares of the Fund. The fee will be paid to Merrill Lynch, who will then determine, based on a number of criteria, how to allocate such fee among Merrill Lynch Financial Advisers and other Merrill Lynch affiliates. As under the current Distribution Plan, in the event that the aggregate payments received by Merrill Lynch under the Amended Distribution Plan in any year should exceed the amount of the distribution and shareholder servicing expenditures incurred by Merrill Lynch, Merrill Lynch is required to reimburse the Fund the amount of such excess.